UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Michael F. Price
Address:       c/o MFP Investors LLC
               667 Madison Ave.
               25th Floor
               New York, New York 10065

13F File Number:  28-13081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael F. Price
Title:         Investment Manager
Phone:         (212) 752-7280

Signature, Place, and Date of Signing:

     /s/ Michael F. Price          New York, NY          11/14/11
     --------------------         -------------          -------
         [Signature]              [City, State]           Date

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1
                                             --

Form 13F Information Table Entry Total:      102
                                             ---

Form 13F Information Table Value Total:      $561,927
                                             --------
                                             (thousands)

List of Other Included Managers:

1     MFP Investors LLC

                                                                                                INVEST-
                                                                                                 MENT    OTHER    VOTING AUTHORITY
                                                                 VALUE     SHRS OR   SH/  PUT/  DISCRE-  MANA- ---------------------
NAME OF ISSUER                     TITLE OF CLASS      CUSIP    (x$1000)   PRNAMT    PRN  CALL   TION    GERS     SOLE   SHARED NONE
---------------------------------  ----------------- ---------- -------- ---------- ----- ----- ------- ------ --------- ------ ----
Weatherford International Ltd.     REG SHS           H27013103    1,292     105,800  SH          SOLE       1    105,800
Ingersoll-Rand PLC                 SHS               G47791101    2,809     100,000  SH          SOLE       1    100,000
TYCO International Ltd.            SHS               H89128104    1,273      31,250  SH          SOLE             31,250
AbitibiBowater, Inc.               COM NEW           003687209    1,736     115,700  SH          SOLE       1    115,700
American River Bankshares          COM               029326105      915     184,148  SH          SOLE       1    184,148
Arkansas Best Corp.                COM               040790107    2,655     164,406  SH          SOLE       1    164,406
BRT Realty Trust                   SH BEN INT NEW    055645303    1,010     162,322  SH          SOLE       1    162,322
The Bancorp Bank                   COM               05969F104    1,546     215,900  SH          SOLE       1    215,900
Bank of America Corporation        COM               060505104    2,416     394,827  SH          SOLE       1    394,827
Becton, Dickinson & Co.            COM               075887109   17,597     240,000  SH          SOLE       1    240,000
Big 5 Sporting Goods Corp.         COM               08915P101    2,103     345,914  SH          SOLE       1    345,914
Boeing Co.                         COM               097023105    1,210      20,000  SH          SOLE             20,000
Bridgepoint Ed Inc.                COM               10807M105    2,093     120,000  SH          SOLE       1    120,000
Build-a-Bear Workshop, Inc.        COM               120076104      177      34,697  SH          SOLE             34,697
CIT Group Inc.                     COM NEW           125581801    7,972     262,500  SH          SOLE       1    262,500
CNO Financial Group Inc.           COM               12621E103   11,484   2,122,814  SH          SOLE       1  2,122,814
Cache, Inc.                        COM NEW           127150308   10,997   2,203,749  SH          SOLE       1  2,203,749
Cape Bancorp Inc.                  COM               139209100    1,506     213,000  SH          SOLE       1    213,000
CapitalSource Inc.                 COM               14055X102    5,307     864,304  SH          SOLE       1    864,304
Capitol Federal Financial Inc.     COM               14057J101    3,168     300,000  SH          SOLE       1    300,000
Charming Shoppes, Inc.             COM               161133103    4,594   1,766,785  SH          SOLE       1  1,766,785
Chubb Corp.                        COM               171232101    2,400      40,000  SH          SOLE       1     40,000
Citigroup Inc.                     COM               172967101   20,785     811,454  SH          SOLE       1    811,454
ConocoPhillips                     COM               20825C104   21,940     346,500  SH          SOLE       1    346,500
Cott Corp                          COM               22163N106    9,840   1,444,903  SH          SOLE       1  1,444,903
Courier Corporation                COM               222660102      196      30,000  SH          SOLE       1     30,000
Cubist Pharmaceuticals Inc.        COM               229678107    6,446     182,500  SH          SOLE       1    182,500
Destination Maternity Corp.        COM               25065D100    4,835     375,643  SH          SOLE       1    375,643
Duckwall-Alco Stores, Inc.         COM               264142100    2,464     264,919  SH          SOLE       1    264,919
EXCO Resources Inc.                COM               269279402    3,088     288,060  SH          SOLE       1    288,060
Earthlink Inc.                     COM               270321102      133      20,359  SH          SOLE             20,359
El Paso Corporation                COM               28336L109    6,992     400,000  SH          SOLE       1    400,000
Elan  plc                          ADR               284131208   10,530   1,000,000  SH          SOLE       1  1,000,000
Enzon Pharmaceuticals Inc.         COM               293904108    5,315     755,000  SH          SOLE       1    755,000
Exxon Mobil Corp.                  COM               30231G102      872      12,000  SH          SOLE             12,000
Family Dollar Stores Inc           COM               307000109    1,068      21,000  SH          SOLE       1     21,000
Farmer Bros Co.                    COM               307675108    1,856     336,833  SH          SOLE       1    336,833
First Connecticut Bancorp Inc.                       319850103    2,265     200,060  SH          SOLE       1    200,060
Forest City Enterprises Inc.       CL A              345550107   10,660   1,000,000  SH          SOLE       1  1,000,000
Fox Chase Bancorp Inc.             COM               35137T108    1,651     130,200  SH          SOLE       1    130,200
Franklin Financial Corp            COM               35353C102    7,728     700,000  SH          SOLE       1    700,000
GAMCO Investors Inc.               COM               361438104    3,080      78,200  SH          SOLE       1     78,200
Gencorp Inc.                       COM               368682100    3,429     763,794  SH          SOLE       1    763,794
General Electric Co.               COM               369604103    1,142      75,000  SH          SOLE             75,000
Getty Realty Corp.                 COM               374297109      522      36,218  SH          SOLE             36,218
Goldman Sachs Group Inc.           COM               38141G104    3,782      40,000  SH          SOLE       1     40,000
Granite Construction Inc           COM               387328107      600      31,962  SH          SOLE       1     31,962
Great Florida Bk Miami Lakes Fla   CL A              390528107        6      28,469  SH          SOLE             28,469
GulfMark Offshore, Inc.            CL A NEW          402629208   21,980     604,851  SH          SOLE       1    604,851
Gyrodyne Co. America Inc.          COM               403820103    2,089      37,645  SH          SOLE       1     37,645
Hardinge, Inc.                     COM               412324303      410      50,000  SH          SOLE       1     50,000
Harris Corp Del                    COM               413875105   11,960     350,000  SH          SOLE       1    350,000
Heritage Commerce Corp.            COM               426927109    4,928   1,280,000  SH          SOLE       1  1,280,000
Heritage Oaks Bancorp              COM               42724R107    3,851   1,167,046  SH          SOLE       1  1,167,046
Hilltop Holdings, Inc.             COM               432748101    2,146     297,600  SH          SOLE       1    297,600
Hudson City Bancorp                COM               443683107    3,028     535,000  SH          SOLE       1    535,000
Huntsman Corp.                     COM               447011107    3,675     380,000  SH          SOLE       1    380,000
ITT Corporation New                COM               450911102   29,526     703,000  SH          SOLE       1    703,000
Janus Capital Group Inc.           COM               47102X105    7,860   1,310,000  SH          SOLE       1  1,310,000
John Bean Technologies Corp.       COM               477839104    3,844     269,531  SH          SOLE       1    269,531
Johnson & Johnson                  COM               478160104    2,866      45,000  SH          SOLE             45,000
Johnson Outdoors Inc.              CL A              479167108    5,855     380,666  SH          SOLE       1    380,666
Kaiser Aluminum Corp.              COM PAR $0.01     483007704   13,408     302,800  SH          SOLE       1    302,800
Kemper Corp.                       COM               488401100    3,474     145,000  SH          SOLE       1    145,000
Lincare Holdings Inc.              COM               532791100    4,950     220,000  SH          SOLE       1    220,000
MVC Capital Inc.                   COM               553829102    1,742     166,400  SH          SOLE       1    166,400
Malvern Federal Bancorp, Inc.      COM               561410101    1,318     199,700  SH          SOLE       1    199,700
Marlin Business Services Corp.     COM               571157106    5,644     532,449  SH          SOLE       1    532,449
McGraw Hill Companies Inc.         COM               580645109   20,500     500,000  SH          SOLE       1    500,000
Nalco Holding Co.                  COM               62985Q101    4,757     136,000  SH          SOLE       1    136,000
National Fuel Gas Co N J           COM               636180101    4,805      98,700  SH          SOLE       1     98,700
Newell Rubbermaid Inc.             COM               651229106    2,849     240,000  SH          SOLE       1    240,000
Novartis AG ADR                    Spon ADR          66987V109    8,085     144,969  SH          SOLE       1    144,969
Old Republic Intl Corp.            COM               680223104      188      21,093  SH          SOLE             21,093
OmniAmerican Bancorp Inc           COM               68216R107    4,095     300,000  SH          SOLE       1    300,000
One Liberty Properties Inc         COM               682406103    2,175     148,376  SH          SOLE       1    148,376
Oritani Financial Corp.            COM               68633D103    1,286     100,000  SH          SOLE       1    100,000
Peapack-Gladstone Financial Corp.  COM               704699107       53       5,329  SH          SOLE              5,329
Penny JC  Inc.                     COM               708160106   24,102     900,000  SH          SOLE       1    900,000
Pfizer Inc.                        COM               717081103   12,413     702,100  SH          SOLE       1    702,100
Presidential Life Corp.            COM               740884101    1,321     160,700  SH          SOLE       1    160,700
Prudential Bancorp Inc. PA         COM               744319104      499      95,200  SH          SOLE       1     95,200
Richardson Electronics Ltd.        COM               763165107    1,134      83,346  SH          SOLE       1     83,346
Rowan Companies, Inc.              COM               779382100    9,536     315,860  SH          SOLE       1    315,860
Royal Dutch Shell PLC              Spon ADR A        780259206      910      14,800  SH          SOLE             14,800
Ruths Hospitality Group Inc.       COM               783332109   10,602   2,471,277  SH          SOLE       1  2,471,277
S L Industries Inc.                COM               784413106       84       4,964  SH          SOLE              4,964
Safeguard Scientifics, Inc.        COM NEW           786449207    4,695     313,025  SH          SOLE       1    313,025
Sanofi                             RIGHT 12/31/2020  80105N113    3,604   3,400,000  SH          SOLE       1  3,400,000
SeaChange Intl Inc.                COM               811699107    1,940     252,000  SH          SOLE       1    252,000
Sears Holdings Corp.               COM               812350106    5,357      93,138  SH          SOLE             93,138
Sunoco Inc.                        COM               86764P109    3,721     120,000  SH          SOLE       1    120,000
Symetra Financial Corp.            COM               87151Q106   14,589   1,790,000  SH          SOLE       1  1,790,000
Syms Corp.                         COM               871551107    2,776     316,494  SH          SOLE       1    316,494
Tejon Ranch Co.                    COM               879080109    7,684     321,900  SH          SOLE       1    321,900
Transatlantic Hldgs Inc            COM               893521104    5,221     107,597  SH          SOLE       1    107,597
Verifone Systems Inc.              COM               92342Y109   11,206     320,000  SH          SOLE       1    320,000
Verisk Analytics Inc.              CL A              92345Y106      348      10,000  SH          SOLE             10,000
Visteon Corporation                COM NEW           92839U206    3,965      92,200  SH          SOLE       1     92,200
West Coast Bancorp Ore. New        COM               952145100   23,898   1,707,000  SH          SOLE       1  1,707,000
Wilshire Bancorp                   COM               97186T108    2,192     800,000  SH          SOLE       1    800,000
Wright Medical Group Inc.          COM               98235T107    9,298     520,000  SH          SOLE       1    520,000
